Loans and Borrowings - Summary of Loans and Borrowings (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Loans and borrowings:
Total loans and borrowings	$ 22,951,264	$ 11,648,320
Less current portion of loans and borrowings	7,538,369
Loans and borrowings	15,412,895	11,648,320
Promissory Note
Loans and borrowings:
Total loans and borrowings	15,622,508	$ 11,648,320
Commercial Paper Two
Loans and borrowings:
Total loans and borrowings	218,517
Commercial Paper Three
Loans and borrowings:
Total loans and borrowings	496,061
Senior Secured Notes
Loans and borrowings:
Total loans and borrowings	3,607,116
Accounts Receivable Factoring Facility
Loans and borrowings:
Total loans and borrowings	2,762,110
Commercial Paper Four
Loans and borrowings:
Total loans and borrowings	$ 244,952